Debt With Related Parties - Disclosure of Balances With Related Parties (Details) - MXN ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current Liabilities
Deferred bonus payable to related parties	[1]		$ 43,161
Other bonus payable		$ 58,702	35,269
Total		$ 58,702	78,430
Non-Current Liabilities
Promissory Notes	[2]		4,340,452
Total			$ 4,340,452

[1]	Part of this balance was deferred and accrued interest at a rate ranging from 10% to 15%. In March 2024, the Company repaid the outstanding amount of the deferred bonus payable.
[2]	In February 2024, the Company repaid the outstanding amount of the Senior Promissory Notes, the 2017 and 2020 Junior Promissory Notes, with the proceeds of the IPO (See Note 1).